UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra

13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475

Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York          August 6, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total: $255,988
                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

(1)       028-12144                     Tiger Veda Global, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                            June 30, 2007
          COLUMN 1                COLUMN 2       COLUMN 3    COL 4        COLUMN 5          COLUMN 6      COL 7       COLUMN 8
       NAME OF ISSUER          TITLE OF CLASS     CUSIP      VALUE    SH OR   SH/ PUT/     INVESTMENT     OTHER   VOTING AUTHORITY
                                                            (X1000)   PRN AMT PRN CALL     DISCRETION     MNGRS  SOLE  SHARED   NONE
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   29,479    476,000 SH         SHARED-DEFINED    (1)         476,000
AMERICAN EXPRESS CO            COM              025816109   14,469    236,500 SH         SHARED-DEFINED    (1)         236,500
AMERICAN TOWER CORP            CL A             029912201    6,510    155,000 SH         SHARED-DEFINED    (1)         155,000
AMERICAN TOWER CORP            CL A             029912201    1,716        975     CALL   SHARED-DEFINED    (1)             975
ARCELOR MITTAL                 NY REG SH CL A   03937E101   10,046    161,000 SH         SHARED-DEFINED    (1)         161,000
CREE INC                       COM              225447101      388     15,000 SH         SHARED-DEFINED    (1)          15,000
E M C CORP MASS                COM              268648102    5,792    320,000 SH         SHARED-DEFINED    (1)         320,000
EMPRESA DIST Y COMERCIAL NOR   SPONSORED ADR    29244A102   17,523    857,700 SH         SHARED-DEFINED    (1)         857,700
FORCE PROTECTION INC           COM NEW          345203202      310     15,000 SH         SHARED-DEFINED    (1)          15,000
GOOGLE INC                     CL A             38259P508   20,647     39,500 SH         SHARED-DEFINED    (1)          39,500
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101    9,497    192,550 SH         SHARED-DEFINED    (1)         192,550
GRACE W R & CO DEL NEW         COM              38388F108    7,511    306,700 SH         SHARED-DEFINED    (1)         306,700
INDYMAC BANCORP INC            COM              456607100    1,604     55,000 SH         SHARED-DEFINED    (1)          55,000
INNERWORKINGS INC              COM              45773Y105    4,646    290,000 SH         SHARED-DEFINED    (1)         290,000
KAISER ALUMINUM CORP           COM PAR $0.01    483007704   13,629    187,000 SH         SHARED-DEFINED    (1)         187,000
M & F WORLDWIDE CORP           COM              552541104   16,445    247,000 SH         SHARED-DEFINED    (1)         247,000
NALCO HOLDING COMPANY          COM              62985Q101   16,190    589,800 SH         SHARED-DEFINED    (1)         589,800
NII HLDGS INC                  CL B NEW         62913F201   13,484    167,000 SH         SHARED-DEFINED    (1)         167,000
PATNI COMPUTER SYS             SPONS ADR        703248203    4,412    175,000 SH         SHARED-DEFINED    (1)         175,000
QUALCOMM INC                   COM              747525103   11,976    276,000 SH         SHARED-DEFINED    (1)         276,000
SBA COMMUNICATIONS CORP        COM              78388J106    9,909    295,000 SH         SHARED-DEFINED    (1)         295,000
SEACOR HOLDINGS INC            COM              811904101   10,591    113,440 SH         SHARED-DEFINED    (1)         113,440
SPARTAN MTRS INC               COM              846819100    8,936    525,000 SH         SHARED-DEFINED    (1)         525,000
TRANSDIGM GROUP INC            COM              893641100   10,661    263,500 SH         SHARED-DEFINED    (1)         263,500
USANA HEALTH SCIENCES INC      COM              90328M107    1,924     43,000 SH         SHARED-DEFINED    (1)          43,000
UTSTARCOM INC                  COM              918076100    2,525    450,000 SH         SHARED-DEFINED    (1)         450,000
WAL MART STORES INC            COM              931142103    5,148    107,000 SH         SHARED-DEFINED    (1)         107,000

SK 25158 0001 794226